Income Taxes - Schedule of Components of Net Loss Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S.					$ (38,267)	$ (12,586)
Foreign					666	200
Loss before income taxes	$ (21,596)	$ (13,477)	$ (61,337)	$ (25,301)	$ (37,601)	$ (12,386)